Annual Fund Operating Expenses	Jun. 30, 2026
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.53%
The Frontier Economic Fund | The Frontier Economic Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%